NPORT-EX

Upright Assets Allocation Plus Fund

Schedule of Investments

December 31, 2020 (unaudited)

Description	Quantity	Market Value
Equities
Consumer 1.39%
Bed Bath & Beyond Inc.	1,000	17,760

Drug Manufacturer-other 4.19%
AbbVie Inc.	500	53,575

Generic Drug 2.20%
Viatris Inc.*	1,500	28,110

Semiconductor 7.52%
Silicon Motion Technology ADR	2,000	96,300

IC Design 23.09%
Himax Technologies, Inc.* ADR	40,000	295,600

Internet Services 1.69%
Baidu, Inc.* ADR	100	21,624

Total Equities 40.08%		512,969

Exchange Traded Fund 38.11%
Direxion Daily Energy Bull 2X Shares	550	7,893
Direxion Daily Financial Bull 3X Shares	1,100	66,880
Direxion Daily MSCI Brazil Bull 2X Shares	85	9,868
Direxion Daily MSCI Emerging Markets Bull 3X Shares	200	18,696
Direxion Daily MSCI India Bull 2x Shares	500	21,815
Direxion Daily Real Estate Bull 3X Shares	2,000	25,260
Direxion Daily S&P500 Bull 3X Shares	1,500	108,525
Direxion Daily Small Cap Bull 3X Shares	500	33,325
Direxion Mid Cap Bull 3x Shares	1,500	60,420
iShares MSCI China ETF	200	16,194
iShares MSCI EAFE Value ETF	200	9,440
iShares Russell Mid-Cap Value ETF	100	9,696
KraneShares CSI China Internet	400	30,716
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	12,184
Vanguard FTSE Emerging Markets Index Fund ETF Shares	700	35,077
Vanguard Real Estate Index Fund ETF Shares	200	16,986
VictoryShares US Large Cap High Div Volatility Wtd	100	4,711
		487,686

Short Term Investments 10.14%
First American Government Obligation Fund Class Z	24,872	24,872
First American Treasury Obligation Fund Class Z	22,911	22,911
Invesco Treasury Portfolio Institutional	31,594	31,594
Morgan Stanley Inst Liq Treasury Portfolio	28,253	28,253
		107,630

Total Investments (Cost $870,052) 81.21%		1,108,285

Other Assets less Liabilities 18.79%		256,455

Net Assets 100%		$1,364,740

*Non income producing securities

ADR – American Depository Receipt

As of December 31, 2020, the gross unrealized appreciation for all securities totaled $256,421 and the gross unrealized depreciation for all securities totaled $(49,536) for a net unrealized appreciation of $206,885 for tax purposes.  The aggregate cost of securities including cash and money funds on December 31, 2020 was $1,150,244.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009.  The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2020:

Level 1	1,108,285
Level 2	-
Level 3	-
Total	1,108,285